Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and equipment, net

Property and equipment, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	1,009,886	1,009,886
Motor vehicles	1,435,700	2,051,267
Furniture, fixtures and equipment	60,400	—
Equipment for leasing	14,510,730	9,281,580
Less: accumulated depreciation	(8,695,481)	(5,941,080)
Property and equipment, net	8,886,235	6,966,653